Trade And Other Receivables - Additional Information (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Jan. 31, 2025
Trade and other receivables [abstract]
Outstanding Financing Between Dealer And Distributor And Third Party Finance Companies Continuing Operation	$ 2,564.9	$ 3,000.3